Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed in the Compensation Discussion & Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEO’s realized compensation to the achievement of the company’s financial and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.

Year	Summary Compensation Table Total for first CEO(1) $	Summary Compensation Table Total for second CEO(2) $	Compensation Actually Paid to first CEO(3) $	Compensation Actually Paid to second CEO(3) $	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(4) $	Value of Initial Fixed $100 Investment Based on:		Net Income $ (in millions)	Return on Average Assets
							TSR(5)	Peer Group TSR(5)
2022	2,035,519	—	1,920,731	—	1,232,407	1,053,366	$100.08	$88.49	176	1.29%
2021	—	2,625,561	—	4,387,807	1,420,405	1,889,746	$108.82	$109.72	168	1.26%
2020	—	2,530,194	—	1,941,043	997,872	778,301	$ 77.47	$91.07	97	0.86%
(1)	For fiscal year 2022, this column presents the summary compensation table total for President and Chief Executive Officer Anthony Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.
(2)	For fiscal years 2020 and 2021, this column presents the summary compensation total for President and Chief Executive Officer Christopher Martin.

(3)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Messrs. Labozzetta and Martin’s total compensation to determine the compensation actually paid:

	Anthony Labozzetta	Christopher Martin
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$ 2,035,519	$ 2,625,561	$ 2,530,194
Pension values reported in SCT	—	—	—
Fair value of equity awards granted during fiscal year	(650,000)	(797,000)	(785,000)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year—value at end of year-end	601,057	1,423,024	787,002
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(740)	183,642	(206,907)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(65,105)	952,580	(384,246)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$ 1,920,731	$ 4,387,807	$ 1,941,043

(4)	The NEOs in the 2022 reporting year are Christopher Martin, Thomas Lyons, John Kuntz and Valerie O. Murray. The NEOs in the 2021 reporting year are Anthony Labozzetta, Thomas Lyons, John Kuntz and Valerie O. Murray. The NEOs in the 2020 reporting year are Anthony Labozzetta, Thomas M. Lyons, John Kuntz, Valerie O. Murray, Walter Sierotko and Donald W. Blum. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020
Total Compensation as reported in SCT	$ 1,232,407	$ 1,420,405	$ 997,872
Pension values reported in SCT	—	—	(6,535)
Fair value of equity awards granted during fiscal year	(428,000)	(389,273)	(172,717)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year—value at end of year-end	360,948	645,211	162,983
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(7,766)	26,818	(65,104)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(104,223)	186,585	(138,198)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to NEOs	$ 1,053,366	$ 1,889,746	$ 778,301

(5)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Composite Thrift Index, which contains all thrift institutions traded on the NYSE and NASDAQ stock exchange, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Named Executive Officers, Footnote [Text Block]	For fiscal year 2022, this column presents the summary compensation table total for President and Chief Executive Officer Anthony Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Messrs. Labozzetta and Martin’s total compensation to determine the compensation actually paid:

	Anthony Labozzetta	Christopher Martin
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$ 2,035,519	$ 2,625,561	$ 2,530,194
Pension values reported in SCT	—	—	—
Fair value of equity awards granted during fiscal year	(650,000)	(797,000)	(785,000)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year—value at end of year-end	601,057	1,423,024	787,002
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(740)	183,642	(206,907)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(65,105)	952,580	(384,246)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$ 1,920,731	$ 4,387,807	$ 1,941,043

Non-PEO NEO Average Total Compensation Amount	$ 1,232,407	$ 1,420,405	$ 997,872
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,053,366	1,889,746	778,301
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The NEOs in the 2022 reporting year are Christopher Martin, Thomas Lyons, John Kuntz and Valerie O. Murray. The NEOs in the 2021 reporting year are Anthony Labozzetta, Thomas Lyons, John Kuntz and Valerie O. Murray. The NEOs in the 2020 reporting year are Anthony Labozzetta, Thomas M. Lyons, John Kuntz, Valerie O. Murray, Walter Sierotko and Donald W. Blum. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020
Total Compensation as reported in SCT	$ 1,232,407	$ 1,420,405	$ 997,872
Pension values reported in SCT	—	—	(6,535)
Fair value of equity awards granted during fiscal year	(428,000)	(389,273)	(172,717)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year—value at end of year-end	360,948	645,211	162,983
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(7,766)	26,818	(65,104)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(104,223)	186,585	(138,198)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to NEOs	$ 1,053,366	$ 1,889,746	$ 778,301

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As shown in the charts as discussed further below, the relationship between the Compensation Actually Paid to the CEO and the Average Compensation Actually Paid to the NEOs other than the CEO in fiscal 2020, 2021 and 2022 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income, (2) total shareholder return (“TSR”), and (3) return on average assets (“ROAA”) demonstrates that such compensation fluctuates to the extent the Company is achieving its goals and increasing value for stockholders in line with the company’s compensation philosophy and performance-based objectives.

Compensation Actually Paid vs. Net Income [Text Block]

As shown in the charts as discussed further below, the relationship between the Compensation Actually Paid to the CEO and the Average Compensation Actually Paid to the NEOs other than the CEO in fiscal 2020, 2021 and 2022 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income, (2) total shareholder return (“TSR”), and (3) return on average assets (“ROAA”) demonstrates that such compensation fluctuates to the extent the Company is achieving its goals and increasing value for stockholders in line with the company’s compensation philosophy and performance-based objectives.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The three items listed below represent the most important metrics we used to determine Compensation Actually Paid for fiscal year 2022:

1.	Return on Average Assets
2.	Return on Average Tangible Equity
3.	Earnings Per Share

Total Shareholder Return Amount	$ 100.08	108.82	77.47
Peer Group Total Shareholder Return Amount	88.49	109.72	91.07
Net Income (Loss)	$ 176,000,000	$ 168,000,000	$ 97,000,000
Company Selected Measure Amount	0.0129	0.0126	0.0086
PEO Name	Anthony Labozzetta	Christopher Martin	Christopher Martin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,535)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(428,000)	(389,273)	(172,717)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	360,948	645,211	162,983
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,766)	26,818	(65,104)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,223)	186,585	(138,198)
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,035,519
PEO Actually Paid Compensation Amount	1,920,731
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,625,561	2,530,194
PEO Actually Paid Compensation Amount		4,387,807	1,941,043
Anthony Labozzetta [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	1,920,731
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(650,000)
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	601,057
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(740)
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,105)
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Anthony Labozzetta [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Christopher Martin [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount		4,387,807	1,941,043
Christopher Martin [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Christopher Martin [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(797,000)	(785,000)
Christopher Martin [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Christopher Martin [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,423,024	787,002
Christopher Martin [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		183,642	(206,907)
Christopher Martin [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		952,580	(384,246)
Christopher Martin [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Christopher Martin [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount